Filed pursuant to Rule 497(j)

Registration Nos. 333-178767 and 811-22652

Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361 www.chapman.com

May 1, 2026

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	First Trust Variable Insurance Trust (the “Registrant”) File No. 333-178767

Ladies and Gentlemen:

On behalf of the Registrant, in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, (the “Securities Act”), this letter serves to certify that the prospectuses and statements of additional information for First Trust/Dow Jones Dividend & Income Allocation Portfolio, First Trust Multi Income Allocation Portfolio, First Trust Dorsey Wright Tactical Core Portfolio, First Trust Capital Strength Portfolio, First Trust International Developed Capital Strength Portfolio and First Trust Capital Strength Hedged Equity Portfolio contained in Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 51 to the Registration Statement was filed electronically with the Securities and Exchange Commission on April 30, 2026.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,
Chapman and Cutler llp
By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures